Investment Securities (Measurement Alternative of Equity Securities) (Detail) - Nonmarketable Equity Securities [Member] - Measurement Alternative [Member] ¥ in Millions	Mar. 31, 2019 JPY (¥)
Investment Securities [Line Items]
Balance at March 31, 2019	¥ 563,733
Impairment losses	(2,292)	[1]
Downward changes for observable prices		[1],[2]
Upward changes for observable prices	¥ 53,077	[1],[2],[3]

[1]	Included in Investment securities gains (losses)-net.
[2]	Under the measurement alternative, nonmarketable equity securities are carried at cost plus or minus changes resulting from observable prices in orderly transactions for the identical or a similar investment of the same issuer.
[3]	The MUFG Group applied measurement alternative upward changes to certain nonmarketable equity securities, resulting from observable prices in orderly transactions, such as partial repurchase and transactions by other entities.